INVENTORIES (DETAILS) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Raw materials	$ 1,770	$ 3,033
Work in progress	287	294
Finished goods	900	643
Inventory Net	$ 2,957	$ 3,970